Segment Reporting - Financials (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) segment
Segment Reporting
Number of reportable segments | segment		2
Revenue
Revenue from royalty, streams and working interests	$ 1,104.7	$ 1,219.0
Interest revenue	8.3
Other interest income	0.6
Total revenue	1,113.6	1,219.0
Expenses
Costs of sales	129.0	179.3
Depletion and depreciation	225.3	273.1
Gross profit	759.3	766.6
Other operating expenses (income)
General and administrative expenses	26.6	23.5
Share-based compensation expenses	8.0	4.4
Cobre Panama arbitration expense	6.3	1.0
Impairment losses		1,173.3
Gain on sale of gold and silver bullion	(7.9)	(3.9)
Foreign exchange (gain) loss and other (income) expenses	20.7	(14.4)
Income (loss) before finance items and income taxes	705.9	(413.6)
Finance items
Finance income	60.6	52.3
Finance expenses	(2.6)	(2.9)
Net income (loss) before income taxes	763.9	(364.2)
Operating Segments
Revenue
Revenue from royalty, streams and working interests	1,104.7	1,219.0
Interest revenue	8.3
Other interest income	0.6
Total revenue	1,113.6	1,219.0
Expenses
Costs of sales	129.0	179.3
Depletion and depreciation	224.7	272.4
Gross profit	759.9	767.3
Other operating expenses (income)
General and administrative expenses	26.6	23.5
Share-based compensation expenses	8.0	4.4
Cobre Panama arbitration expense	6.3	1.0
Impairment losses		1,173.3
Gain on disposal of royalty interests	(0.3)	(3.7)
Gain on sale of gold and silver bullion	(7.9)	(3.9)
Depreciation	0.6	0.7
Foreign exchange (gain) loss and other (income) expenses	20.7	(14.4)
Income (loss) before finance items and income taxes	705.9	(413.6)
Finance items
Finance income	60.6	52.3
Finance expenses	(2.6)	(2.9)
Net income (loss) before income taxes	763.9	(364.2)
Operating Segments | Precious metals
Revenue
Revenue from royalty, streams and working interests	853.0
Interest revenue	8.3
Other interest income	0.6
Total revenue	861.9
Expenses
Costs of sales	116.7
Depletion and depreciation	150.5
Gross profit	594.7
Other operating expenses (income)
Impairment losses		1,169.2
Operating Segments | Mining
Revenue
Revenue from royalty, streams and working interests		950.9
Total revenue		950.9
Expenses
Costs of sales		166.5
Depletion and depreciation		194.3
Gross profit		590.1
Operating Segments | Other mining
Revenue
Revenue from royalty, streams and working interests	58.7	60.4
Total revenue	58.7	60.4
Expenses
Costs of sales	0.1	0.1
Depletion and depreciation	11.6	15.6
Gross profit	47.0	44.7
Operating Segments | Energy
Revenue
Revenue from royalty, streams and working interests	193.0	207.7
Total revenue	193.0	207.7
Expenses
Costs of sales	12.2	12.7
Depletion and depreciation	62.6	62.5
Gross profit	$ 118.2	132.5
Other operating expenses (income)
Impairment losses		$ 4.1